UNITED STATES
SECURITIES AND EpXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22593

The Cushing Energy Income Fund
 (Exact name of registrant as specified in charter)

8117 Preston Road Suite 440
Dallas, TX 75225
 (Address of principal executive offices) (Zip code)

Jerry V. Swank
8117 Preston Road Suite 440
Dallas, TX 75225
 (Name and address of agent for service)

214-692-6334
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2018

Item 1. Schedule of Investments.

The Cushing Energy Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2018

		Fair
Common Stock - 75.4%	Shares	Value
Exploration & Production - 68.9%
Canada - 9.9%
Canadian Natural Resources Ltd.(1)	33,500	$1,053,910
Suncor Energy, Inc.(1)	42,658	1,404,302
France - 2.3%
Total S.A.(1)	10,300	583,907
Netherlands - 6.0%
Royal Dutch Shell Plc(1)	23,500	1,486,845
Norway - 6.5%
Statoil ASA(1)	71,800	1,624,834
United Kingdom - 5.6%
BP Plc(1)	36,064	1,401,447
United States - 38.6%
Anadarko Petroleum Corporation	6,750	385,020
Antero Resources Corporation(1)(2)	17,000	319,770
Bill Barrett Corporation(2)	62,000	280,860
Callon Petroleum Company(1)(2)	31,625	334,276
Centennial Resource Development, Inc.(1)(2)	15,000	286,200
Chevron Corporation(1)	14,000	1,566,880
Cimarex Energy Company	5,000	480,450
Concho Resources, Inc.(1)(2)	4,400	663,520
EOG Resources, Inc.(1)	12,280	1,245,438
EQT Corporation(1)	11,100	558,441
Newfield Exploration Company(1)(2)	19,962	465,714
Parsley Energy, Inc.(2)	30,822	779,180
Pioneer Natural Resource Company(1)	6,558	1,116,368
QEP Resources, Inc.(2)	52,000	448,240
RSP Permian, Inc.(1)(2)	17,659	676,516
		17,162,118
General Partners - 5.0%
United States - 5.0%
Targa Resources Corporation(1)	27,926	1,246,896

Integrated Oil & Gas - 1.5%
Canada - 1.5%
Cenovus Energy, Inc.	49,000	357,700
Total Common Stocks (Cost $17,719,138)		$18,766,714

MLP Investments and Related Companies - 21.5%
Large Cap Diversified - 4.2%
United States - 4.2%
Energy Transfer Partners, L.P.(1)	56,832	$1,034,911

Natural Gas Gatherers & Processors - 6.7%
United States - 6.7%
American Midstream Partners, L.P.(1)	29,000	333,500
DCP Midstream Partners, L.P.(1)	22,821	817,904
EnLink Midstream Partners, L.P.(1)	35,000	511,000
		1,662,404

Shipping - 8.4%
Republic of the Marshall Islands - 8.4%
GasLog Partners, L.P.	48,000	1,128,000
Golar LNG Partners, L.P.	52,000	961,480
		2,089,480
Upstream - 2.2%
United States - 2.2%
Mid-Con Energy Partners, L.P.(3)	116,279	194,186
Viper Energy Partners, L.P.	16,000	361,920
		556,106
Total MLP Investments and Related Companies (Cost $5,767,411)		$5,342,901

Preferred Stock - 1.7%
Large Cap Diversified - 1.7%
United States - 1.7%
Kinder Morgan, Inc.	13,000	$433,160
Total Preferred Stock (Cost $609,722)		$433,160

Fixed Income - 12.3%
Exploration & Production - 8.2%
United States - 8.2%
Bill Barrett Corporation, 7.000%, due 10/15/2022	500,000	$502,500
Continental Resources, Inc., 3.800%, due 06/01/2024	500,000	487,500
Murphy Oil Corporation, 5.875%, due 12/01/2042	600,000	564,000
Range Resources Corporation, 5.000%, due 03/15/2023(4)	500,000	491,250
		2,045,250
Upstream - 4.1%
United States - 4.1%
EV Energy Partners, L.P., 8.000%, due 04/15/2019	2,000,000	1,010,000
Total Fixed Income (Cost $3,931,389)		$3,055,250

Short-Term Investments - Investment Companies - 1.8%
United States - 1.8%
Fidelity Government Portfolio Fund - Institutional Class, 1.26%(5)	108,980	$108,980
First American Prime Obligations Fund - Class Z, 1.25%(5)	114,971	114,971
Invesco Short-Term Government & Agency Portfolio - Institutional Class, 1.30%(5)	120,963	120,963
Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Class, 1.26%(5)	114,971	114,971
Total Short-Term Investments - Investment Companies (Cost $459,885)		$459,885

Total Investments - 112.7% (Cost $28,487,545)		$28,057,910
Liabilities in Excess of Other Assets - (12.7%)		(3,161,430)
Net Assets Applicable to Common Stockholders - 100.0%		$24,896,480

(1)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2)	No distribution or dividend was made during the period ended February 28, 2018. As such, it is classified as a non-income producing security as of February 28, 2018.
(3)
Restricted security.  Fair valued by the Adviser using the Fund’s valuation prodecures and subsequently ratified by the Board of Trustees.  The position was acquired on August 11, 2016 at $250,000 and the fair value accounted for 0.78% of the Fund’s net assets at November 30, 2017.

(4)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”  These securities have been deemed to be liquid by the Fund’s adviser under the supervision of the Board of Directors.  As of November 30, 2017, the value of these investment was $491,250, or 1.97% of total net assets.

(5)	Rate reported is the current yield as of February 28, 2018.

Tax Basis

The cost basis of investments for federal income tax purposes at February 28, 2018 was as follows*:

Cost of investments	$28,487,545
Gross unrealized appreciation	2,536,412
Gross unrealized depreciation	(2,966,046)
Net unrealized appreciation	$(429,634)

* The above table only reflects tax adjustments through November 30, 2017.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Cushing Energy Income Fund’s (the “Fund”) most recent semi-annual or annual report.

Fair Value Measurements
Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
These inputs are summarized in the three broad levels listed below.

	Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2018	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$18,766,714	$18,766,714	$-	$-
Master Limited Partnerships and Related Companies (a)	5,342,901	5,148,715	194,186	-
Preferred Stock (a)	433,160	433,160	-
Total Equity Securities	24,542,775	24,348,589	194,186	-
Notes Senior Notes(a)	3,055,250	-	3,055,250
Total Notes	3,055,250	-	3,055,250
Other Short Term Investments (a)	459,885	459,885	-	-
Total Other	459,885	459,885	-	-
Total Assets	$28,057,910	$24,808,474	$3,249,436	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 28, 2018.

Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period ended February 28, 2018.

Derivative Financial Instruments

The Fund provides disclosure regarding derivatives and hedging activity to allow investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s results of operations and financial position.

The Fund occasionally purchases and sells (“writes”) put and call equity options as a source of potential protection against a broad market decline. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Options are settled for cash.

Purchased Options — Premiums paid by the Fund for purchased options are included in the Statement of Assets and Liabilities as an investment. The option is adjusted daily to reflect the fair value of the option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. If the option is allowed to expire, the Fund will lose the entire premium paid and record a realized loss for the premium amount. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain/loss or cost basis of the security.

Written Options — Premiums received by the Fund for written options are included in the Statement of Assets and Liabilities. The amount of the liability is adjusted daily to reflect the fair value of the written option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. Premiums received from written options that expire are treated as realized gains. The Fund records a realized gain or loss on written options based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

There were no transactions in purchased options during the period ended February 28, 2018.

The average monthly fair value of written options during the period ended February 28, 2018 was $200.

The effect of derivative instruments on the Statement of Operations for the period ended February 28, 2018:
Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under ASC 815	Purchased Options	Written Options	Total
Equity Contracts	$ -	$ 5,992	$ 5,992

Amount of Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under ASC 815	Purchased Options	Written Options	Total
Equity Contracts	$ -	$ -	$ -

Item 2. Controls and Procedures.
(a)
The Fund’s President and Treasurer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Fund’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     The Cushing Energy Income Fund

By (Signature and Title)        /s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer

Date            4/11/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer

Date            4/11/2018

By (Signature and Title)        /s/ John H. Alban
John H. Alban, Treasurer & Chief Financial Officer

Date            4/11/2018